Inventories (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories
Food, beverage and packaged products	¥ 52,713,996	¥ 31,858,814
Merchandise for e-commerce sales	14,164,790	6,927,512
Others	4,588,731	3,693,077
Inventory, Net, Total	71,467,517	42,479,403
Provision for Inventories write-down	¥ 387,999	¥ 0	¥ 0